TRADE RECEIVABLES - Schedule of Changes in Allowance for Doubtful Accounts (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ 3,274,900	$ 5,514,588
Increases		861,653
Gain on net monetary position	(884,400)	(3,101,547)
Decreases	(510)	206
Increases, net of recoveries	3,451,442
Ending balance	$ 5,841,432	$ 3,274,900